              As Filed with the Securities and Exchange Commission
                             on September 25, 1998


                       Securities Act File No. 333-59805
                   Investment Company Act File No. 811-08901

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [x]


                          Pre-Effective Amendment No. 2                      [x]


                          Post-Effective Amendment No.                       [ ]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [x]


                                  Amendment No. 2                            [x]


                        (Check appropriate box or boxes)


          Warburg, Pincus WorldPerks Tax Free Money Market Fund, Inc.
      (formerly known as Warburg, Pincus Tax Free Money Market Fund, Inc.)
          -----------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


        466 Lexington Avenue
          New York, New York                                  10017-3147
------------------------------------------                    ----------
 (Address of Principal Executive Offices)                     (Zip Code)

Registrant's Telephone Number, including Area Code:         (212) 878-0600


                               Mr. Eugene P. Grace
          Warburg, Pincus WorldPerks Tax Free Money Market Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3147
                    ---------------------------------------
                    (Name and Address of Agent for Services)


                                    Copy to:

                             Rose F. DiMartino, Esq.
                            Willkie Farr & Gallagher
                               787 Seventh Avenue
                          New York, New York 10019-6099

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.


Title of Securities Being Registered: Common stock, $.001 par value per share.


                  The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933, as amended (the "1933 Act"), or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

          WARBURG, PINCUS WORLDPERKS TAX FREE MONEY MARKET FUND, INC.
                                    FORM N-1A
                              CROSS REFERENCE SHEET


Part A
Item No.                                                            Prospectus Heading
--------                                                            ------------------
1.        Cover Page.............................................   Cover Page

2.        Synopsis...............................................   The Funds' Expenses

3.        Condensed Financial
               Information.......................................   Financial Highlights;
                                                                    Performance

4.        General Description of Registrant......................   Cover Page;
                                                                    Investment Objective and
                                                                    Policies; Portfolio
                                                                    Investments; Risk Factors
                                                                    and Special Considerations;
                                                                    Certain Investment
                                                                    Strategies; Investment
                                                                    Guidelines; General
                                                                    Information

5.        Management of the Fund.................................   Management of the Funds

6.        Capital Stock and Other Securities.....................   General Information

7.        Purchase of Securities Being Offered...................   How to Open an Account; How
                                                                    to Purchase Shares;
                                                                    Management of the Funds;
                                                                    Net Asset Value

8.        Redemption or Repurchase...............................   How to Redeem and Exchange Shares

9.        Pending Legal Proceedings..............................   Not applicable

Part B                                                              Statement of Additional
Item No.                                                            Information Heading
--------                                                            -------------------
10.       Cover Page.............................................   Cover Page

11.       Table of Contents......................................   Contents

12.       General Information and
               History...........................................   Management of the Funds;
                                                                    Notes to Financial
                                                                    Statements; See Prospectus-
                                                                    -"General Information"

13.       Investment Objectives and Policies.....................   Investment Objective;
                                                                    Investment Policies

14.       Management of the Fund.................................   Management of the Funds;
                                                                    See Prospectus --
                                                                    "Management of the Funds"

15.       Control Persons and Principal Holders of Securities....   Management of the Funds;
                                                                    Miscellaneous; See
                                                                    Prospectus--"Management of
                                                                    the Funds"

16.       Investment Advisory and Other Services.................   Management of the Funds;
                                                                    See Prospectus--
                                                                    "Management of the Funds"
                                                                    and "Shareholder Servicing"

17.       Brokerage Allocation and Other Practices...............   Investment Policies; See
                                                                    Prospectus-- "Portfolio
                                                                    Transactions"

18.       Capital Stock and Other Securities.....................   Management of the Funds;--
                                                                    Organization of the Funds
                                                                    See Prospectus-- "General
                                                                    Information"

19.       Purchase, Redemption and Pricing of Securities Being
               Offered...........................................   Additional Purchase and
                                                                    Redemption Information; See
                                                                    Prospectus--"How to
                                                                    Purchase Shares," "How to
                                                                    Redeem and Exchange Shares"
                                                                    and "Net Asset Value"

20.       Tax Status.............................................   Additional Information
                                                                    Concerning Taxes; See
                                                                    Prospectus--"Dividends,
                                                                    Distributions and Taxes"

21.       Underwriters...........................................   Investment Policies;
                                                                    Portfolio Transactions; See
                                                                    Prospectus--"Management of
                                                                    the Funds" and "Shareholder
                                                                    Servicing"

22.       Calculation of Performance Data........................   Determination of Yield

23.       Financial Statements...................................   Report of
                                                                    PricewaterhouseCoopers
                                                                    LLP, Independent
                                                                    Accountants;
                                                                    Financial Statements


Information required to be included in Part C is set forth after the appropriate item, so numbered, in Part C to this registration statement amendment.

                                   PROSPECTUS
                                      AND
                      STATEMENT OF ADDITIONAL INFORMATION

The Fund's Prospectus and Statement of Additional Information are incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Warburg, Pincus Tax Free Money Market Fund, Inc. filed on September 21, 1998 (Securities Act File No. 333-59805; Investment Company Act File No. 811-08901).

                                     PART C

                                OTHER INFORMATION


Item 24. Financial Statements and Exhibits

                  (a)      Financial Statements

                           (1)      Financial Statements included in Part B:

                                    (a)     Report of PricewaterhouseCoopers
                                            LLP, Independent Accountants.

                                    (b)     Statement of Net Assets and
                                            Liabilities.

                  (b)      Exhibits:

1(a)              Articles of Incorporation.1


 (b)              Articles of Amendment to the Articles of Incorporation.


2(a)              By-Laws.1


 (b)              Amended and Restated By-Laws.


3                 Not applicable.


4                 Registrant's Forms of Stock Certificates.2


5(a)              Form of Investment Advisory Agreement.3

5(b)              Form of Sub-Investment Advisory and Administration Agreement.3

6                 Form of Distribution Agreement.3

7                 Not applicable.

8                 Custodian Agreement with PNC Bank, National Association.3

9(a)              Transfer Agency and Service Agreement.3

 (b)              Form of Co-Administration Agreement with Credit Suisse
                  Asset Management Ltd.3

 (c)              Form of Co-Administration Agreement with PFPC Inc.3

 (d) Form of Co-Administration Delegation Agreement between Credit Suisse Asset Management Ltd. and Counsellors Funds Service, Inc.3


10(a)             Opinion and Consent of Willkie Farr & Gallagher.2




  (b) Opinion and Consent of Venable, Baetjer and Howard, LLP, Maryland counsel to the Fund.2



11                Consent of PricewaterhouseCoopers LLP 2




-------------

1 Incorporated by reference to Registrant's Registration Statement on Form N-1A filed on July 24, 1998 (Securities Act File No. 333-59805).


2 Incorporated by reference to Registrant's Pre-Effective Amendment No.1 to the
  Registration Statement on Form N-1A filed on September 21, 1998 (Securities Act File No. 333-59805).


3 Incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit to Pre-Effective Amendment No. 1 to Registration Statement on Form N-1A of Warburg, Pincus WorldPerks Money Market Fund, Inc. filed on September 21, 1998 (Securities Act File No. 333-59801; Investment Company Act File No. 811-08899).

12                Not applicable.

13                Form of Purchase Agreement.3

14                Not applicable.

15(a)             Form of Shareholder Servicing and Distribution Plan.3

  (b)             Form of Distribution Plan.3

16                Not applicable.

17                Not applicable.

18                Form of 18f-3 Plan.3


Item 25. Persons Controlled by or Under Common Control with Registrant

         From time to time, Warburg Pincus Asset Management, Inc. ("Warburg"), may be deemed to control the Fund and other registered investment companies it advises through its beneficial ownership of more than 25% of the relevant fund's shares on behalf of discretionary advisory clients. Warburg has seven wholly-owned subsidiaries: Counsellors Securities Inc., a New York corporation; Counsellors Funds Service, Inc., a Delaware corporation; Counsellors Agency Inc., a New York corporation; Warburg, Pincus Investments International (Bermuda), Ltd., a Bermuda corporation; Warburg, Pincus Asset Management International, Inc., a Delaware corporation; Warburg Pincus Asset Management (Japan), Inc., a Japanese corporation; and Warburg Pincus Asset Management (Dublin) Limited, an Irish corporation.


Item 26. Number of Holders of Securities

         It is anticipated that Warburg will hold all Registrant's shares of common stock, par value $.001 per share, on the date Registrant's Registration Statement becomes effective.

Item 27. Indemnification

         Registrant, officers and directors of Warburg, of Counsellors Securities Inc. ("Counsellors Securities") and of Registrant are covered by insurance policies indemnifying them for liability incurred in connection with the operation of Registrant. Discussion of this coverage is incorporated by reference to Item 27 of Part C of the Fund's initial Registration Statement on Form N-1A filed on July 24, 1998.

Item 28. (a)   Business and Other Connections of
               Investment Adviser


         Warburg, a wholly owned subsidiary of Warburg, Pincus Asset Management Holdings, Inc., acts as investment adviser to Registrant. Warburg renders investment advice to a wide variety of individual and institutional clients. The list required by this Item 28 of officers and directors of Warburg, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Warburg (SEC File No. 801-28-496).

         (b)   Business and Other Connections of
               Sub-Investment Adviser and Administrator

         Blackrock Institutional Management Corporation ("BIMC"), a wholly owned indirect subsidiary of PNC Bank, National Association ("PNC"), performs sub-investment advisory services for Registrant and advisory services for certain other investment companies. PNC and its predecessors have been in the business of managing the investments of fiduciary and other accounts in the Philadelphia area since 1847. In addition to its trust business, PNC provides commercial banking services. The list required by this Item 28 of officers and directors of BIMC, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is by BIMC (SEC File No. 801-13-304).

Item 29. Principal Underwriter

         (a) Counsellors Securities will act as distributor for Registrant, as well as for Warburg Pincus Balanced Fund; Warburg Pincus Capital Appreciation Fund; Warburg Pincus Cash Reserve Fund; Warburg Pincus Central & Eastern Europe Fund; Warburg Pincus Emerging Growth Fund; Warburg Pincus Emerging Markets Fund; Warburg Pincus Emerging Markets II Fund; Warburg Pincus European Equity Fund; Warburg Pincus Fixed Income Fund; Warburg Pincus Global Fixed Income Fund; Warburg Pincus Global Post-Venture Capital Fund; Warburg Pincus Global Telecommunications Fund; Warburg Pincus Growth & Income Fund; Warburg Pincus Health Sciences Fund; Warburg Pincus High Yield Fund; Warburg Pincus Institutional Fund; Warburg Pincus Intermediate Maturity Government Fund; Warburg Pincus International Equity Fund; Warburg Pincus International Growth Fund; Warburg Pincus International Small Company Fund; Warburg Pincus Japan Growth Fund; Warburg Pincus Japan Small Company Fund; Warburg Pincus Long-Short Equity Fund; Warburg Pincus Long-Short Market Neutral Fund; Warburg Pincus Major Foreign Markets Fund; Warburg Pincus Money Market Fund; Warburg Pincus Municipal Bond Fund; Warburg Pincus Municipal Money Market Mileage Fund; Warburg Pincus New York Intermediate Municipal Fund; Warburg Pincus New York Tax Exempt Fund; Warburg Pincus Post-Venture Capital Fund; Warburg Pincus Select Economic Value Equity Fund; Warburg Pincus Small Company Growth Fund; Warburg Pincus Small Company Value Fund; Warburg Pincus Strategic Global Fixed Income Fund; Warburg Pincus Strategic Value Fund; Warburg Pincus Trust; Warburg Pincus Trust II; Warburg Pincus U.S. Core Equity Fund; Warburg Pincus U.S. Core Fixed Income Fund; and Warburg Pincus WorldPerks Money Market Fund.

         (b) For information relating to each director, officer or partner of Counsellors Securities, reference is made to Form

BD (SEC File No. 15-654) filed by Counsellors Securities under the Securities Exchange Act of 1934.

         (c) None.

Item 30. Location of Accounts and Records

         (1) Warburg, Pincus WorldPerks Tax Free Money Market Fund, Inc. 466 Lexington Avenue
             New York, New York  10017-3147
             (Fund's articles of incorporation, by-laws and minute books)

         (2) Blackrock Institutional Management Corporation
             400 Bellevue Parkway
             Wilmington, Delaware  19809
             (records relating to its functions as sub-investment adviser and administrator)

         (3) Credit Suisse Asset Management Ltd.
             Beaufort House
             15 St. Botolph Street
             GB - London EC3A 7JJ
             (records relating to its functions as co-administrator)

         (4) PFPC Inc.
             400 Bellevue Parkway
             Wilmington, Delaware  19809
             (records relating to its functions as co-administrator, transfer and dividend disbursing agent)

         (5) PNC Bank, National Association
             1600 Market Street
             Philadelphia, Pennsylvania  19103
             (records relating to its functions as custodian)

         (6) Counsellors Securities Inc.
             466 Lexington Avenue
             New York, New York  10017-3147
             (records relating to its functions as distributor)

         (7) Warburg Pincus Asset Management, Inc.
             466 Lexington Avenue
             New York, New York  10017-3147
             (records relating to its functions as investment adviser)

         (8) State Street Bank and Trust Co.
             225 Franklin Street
             Boston, Massachusetts  02110
             (records relating to its functions as transfer agent and dividend disbursing agent)

         (9) Boston Financial Data Services, Inc.
             2 Heritage Drive
             North Quincy, Massachusetts  02177
             (records relating to its functions as transfer agent and dividend disbursing agent)

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 25th day of September, 1998.


                                           WARBURG, PINCUS TAX FREE MONEY MARKET
                                           FUND, INC.


                                           By:/s/Eugene L. Podsiadlo
                                              ----------------------------
                                              Eugene L. Podsiadlo
                                              President

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment has been signed below by the following persons in the capacities and on the date indicated:



Signature                         Title                   Date
---------                         -----                   ----
/s/ John L. Furth                 Chairman of the         September 25, 1998
----------------------------      Board of Directors
    John L. Furth



/s/ Eugene L. Podsiadlo           President               September 25, 1998
----------------------------
    Eugene L. Podsiadlo



/s/ Howard Conroy                 Vice President and      September 25, 1998
----------------------------      Chief Financial
    Howard Conroy                 Officer



/s/ Daniel S. Madden              Treasurer and           September 25, 1998
----------------------------      Chief Accounting
    Daniel S. Madden              Officer



/s/ Richard N. Cooper             Director                September 25, 1998
----------------------------
    Richard N. Cooper



/s/ Jack W. Fritz                 Director                September 25, 1998
----------------------------
    Jack W. Fritz



/s/ Jeffrey E. Garten             Director                September 25, 1998
----------------------------
    Jeffrey E. Garten



/s/ Thomas A. Melfe               Director                September 25, 1998
----------------------------
    Thomas A. Melfe



/s/ Arnold M. Reichman            Director                September 25, 1998
----------------------------
    Arnold M. Reichman



/s/ Alexander B. Trowbridge       Director                September 25, 1998
----------------------------
    Alexander B. Trowbridge

                                INDEX TO EXHIBITS


Exhibit
  No.                     Description
-------                   -----------
1(b)             Articles of Amendment to the Articles of Incorporation.



2(b)             Amended and Restated By-laws.